Acquisitions and Dispositions (Narrative) (Detail) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) Project	Jun. 30, 2015 USD ($) Project MW	Sep. 30, 2016 USD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2019	Nov. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Project Cost				$ 151	$ 405	$ 40
White River Hub [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Minority Interest Ownership Percentage By Parent				50.00%
Iroquois Gas Transmission System Lp [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Minority Interest Ownership Percentage By Parent				25.93%
Subsequent Event [Member] | Cove Point
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling partnership percentage interest							25.00%
Cove Point
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage				75.00%
Four Brothers Solar, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired		50.00%
Number of Projects | Project		4
Purchase price		$ 64
MW capacity | MW		320
Project Cost			$ 670
Four Brothers Solar, LLC | Investment Credits | IRS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of federal investment tax credits on projects claimed				99.00%
Three Cedars
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired	50.00%
Number of Projects | Project	3
Purchase price	$ 43
MW capacity | MW			210
Project Cost			$ 450
NRG Energy, Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions to Four Brothers and Three Cedars					9
NRG Energy, Inc | Four Brothers Solar, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired								50.00%
Sun Edison Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions to Four Brothers and Three Cedars						$ 189
Sun Edison Inc | Four Brothers Solar, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions to Four Brothers and Three Cedars					$ 301